Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000143294
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income and Appreciation Fund
Accumulated Value	$ 10,000		$ 10,565	$ 10,735	$ 11,038	$ 11,373	$ 12,419	$ 12,121	$ 12,514	$ 13,482	$ 14,439	$ 15,746
C000143295
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income Fund
Accumulated Value	10,000		10,275	10,364	10,764	11,140	11,521	11,245	11,410	12,226	13,078	13,665
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
ICE BofA U.S. Corporates, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-10 Year Corp. Index
Accumulated Value	10,001		10,173	10,109	10,966	11,904	12,160	11,149	11,196	12,045	12,757	13,197
ICE BofA Yield Alternative US Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
Accumulated Value	10,000		11,056	11,620	12,241	13,008	15,219	13,025	14,359	15,475	17,465	19,495
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Accumulated Value	$ 10,000		$ 10,003	$ 9,910	$ 10,596	$ 11,419	$ 11,455	$ 10,705	$ 10,564	$ 11,194	$ 11,724	$ 12,062